LEASES (Tables) - Vimeo Inc.	12 Months Ended
Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Schedule of Supplemental Balance Sheet Information of Leases

		December 31,
Leases	Balance Sheet Classification	2019	2020

		(In thousands)
Assets:
Right-of-use assets	Other non-current assets	$2,588	$1,588
Liabilities:
Current lease liabilities	Accrued expenses and other current liabilities	$1,294	$642
Long-term lease liabilities	Other long-term liabilities	3,287	1,027
Total lease liabilities		$4,581	$1,669

Schedule of Lease Cost and Other Information
		Years Ended December 31,
Lease Expense	Income Statement Classification	2019	2020

		(In thousands)
Fixed lease expense	Cost of revenue	$52	$31
Fixed lease expense	Research and development expense	413	446
Fixed lease expense	Sales and marketing expense	173	187

Fixed lease expense	General and administrative expense	3,264	648

Total lease expense, net(a)		$3,902	$1,312
(a)

Includes approximately $2.1 million of lease impairment charges in the year ended December 31, 2019 and approximately $0.2 million and $0.3 million of short-term lease expense, and $0.2 million and $0.1 million of sublease income, for the years ended December 31, 2019 and 2020, respectively. Variable lease expense was $0.1 million in both of the years ended December 31, 2019 and 2020.

	Years Ended December 31,
	2019	2020
	(In thousands)
Other Information:
Right-of-use assets obtained in exchange for lease liabilities	$829	$1,322
Cash paid for amounts included in the measurement of lease liabilities	$1,778	$3,601

Schedule of Maturities of Operating Lease Liabilities

Maturities of lease liabilities as of December 31, 2020 (in thousands)(b):

Years Ended December 31,	(In thousands)
2021	$682
2022	598
2023	456
Total	1,736
Less: interest	67
Present value of lease liabilities	$1,669
(a)	A of December 31, 2020, the Company had no legally binding minimum lease payments for leases signed but not yet commenced.

Schedule of Weighted-Average Lease Term and Discount Rate of Leases

The following are the weighted average assumptions used for lease term and discount rate as of December 31, 2019 and 2020:

	December 31,
	2019	2020
Remaining lease term	3.69 years	2.73 years
Discount rate	5.63%	2.97%